UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003


[LOGO OF USAA]
   USAA(R)

                             USAA INCOME STOCK Fund

                                    [GRAPHIC OF USAA INCOME STOCK FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESAGE FROM THE PRESIDENT                                              2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

FINANCIAL INFORMATION

   Distributions to Shareholders                                      12

   Independent Auditor's Report                                       13

   Portfolio of Investments                                           14

   Notes to Portfolio of Investments                                  26

   Financial Statements                                               27

   Notes to Financial Statements                                      30

DIRECTORS' AND OFFICERS' INFORMATION                                  41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "
                                  ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
[PHOTO OF CHRISTOPHER W. CLAUS]      TO BE THE NORM RATHER THAN THE EXCEPTION,
                                        WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                MANAGING YOUR MONEY.
                                                        "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                             7/31/03                 7/31/02
--------------------------------------------------------------------------------
Net Assets                               $1,520.7 Million       $1,575.5 Million
Net Asset Value Per Share                    $13.14                  $14.30

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
1 YEAR                             5 YEARS                        10 YEARS
1.28%                              -0.03%                           7.26%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         LIPPER             LIPPER            USAA
                  RUSSELL 1000        EQUITY INCOME      EQUITY INCOME    INCOME STOCK
                  VALUE INDEX         FUNDS AVERAGE       FUNDS INDEX         FUND
                  ------------        -------------      -------------    ------------
 7/31/1993         $10000.00            $10000.00          $10000.00        $10000.00
 8/31/1993          10361.19             10349.49           10337.81         10293.50
 9/30/1993          10378.54             10346.08           10346.02         10447.24
10/31/1993          10369.87             10462.70           10472.82         10496.16
11/30/1993          10154.27             10299.16           10288.18         10226.92
12/31/1993          10348.18             10462.45           10473.56         10247.99
 1/31/1994          10737.25             10761.90           10800.61         10538.09
 2/28/1994          10371.10             10472.32           10532.77         10342.27
 3/31/1994           9984.51             10061.81           10111.69          9839.48
 4/30/1994          10175.95             10221.45           10244.09          9994.15
 5/31/1994          10293.66             10318.31           10360.94         10060.43
 6/30/1994          10047.09             10161.39           10208.83          9839.68
 7/31/1994          10359.95             10454.25           10496.95         10078.58
 8/31/1994          10657.95             10792.61           10846.32         10593.71
 9/30/1994          10304.81             10577.71           10640.97         10421.20
10/31/1994          10448.55             10658.68           10698.62         10405.85
11/30/1994          10027.26             10279.10           10298.32         10006.55
12/31/1994          10143.73             10363.24           10377.67         10175.86
 1/31/1995          10455.98             10610.83           10563.11         10386.23
 2/28/1995          10869.84             10955.85           10903.16         10697.90
 3/31/1995          11108.98             11195.92           11160.25         10962.28
 4/30/1995          11460.26             11462.28           11427.59         11238.71
 5/31/1995          11941.64             11833.28           11778.02         11649.40
 6/30/1995          12103.40             11962.02           11934.18         11759.97
 7/31/1995          12524.76             12264.50           12261.29         11976.12
 8/31/1995          12701.77             12404.20           12412.34         12168.25
 9/30/1995          13161.10             12837.83           12798.66         12561.65
10/31/1995          13030.42             12727.00           12617.50         12306.80
11/30/1995          13690.38             13276.48           13148.96         12732.64
12/31/1995          14034.47             13653.80           13473.40         13088.28
 1/31/1996          14471.75             13976.42           13781.36         13355.56
 2/29/1996          14581.18             14041.13           13881.85         13472.49
 3/31/1996          14829.09             14224.00           14056.29         13672.75
 4/30/1996          14886.09             14355.91           14185.10         13655.85
 5/31/1996          15072.22             14574.65           14394.95         13943.17
 6/30/1996          15084.54             14617.93           14416.15         14020.36
 7/31/1996          14514.48             14106.90           13944.47         13558.44
 8/31/1996          14929.58             14450.94           14259.64         13823.62
 9/30/1996          15523.03             14954.28           14783.71         14161.10
10/31/1996          16123.23             15301.01           15133.26         14668.45
11/30/1996          17292.38             16136.45           15997.87         15392.30
12/31/1996          17071.76             16031.61           15894.71         15536.05
 1/31/1997          17899.34             16583.42           16476.45         15957.68
 2/28/1997          18162.32             16796.49           16703.29         16205.16
 3/31/1997          17509.29             16303.17           16162.65         15588.50
 4/30/1997          18244.92             16764.76           16643.50         15560.69
 5/31/1997          19264.11             17699.65           17602.21         16422.60
 6/30/1997          20090.54             18359.22           18267.43         16932.66
 7/31/1997          21602.02             19478.45           19367.95         17823.35
 8/31/1997          20832.39             18861.84           18748.25         17626.46
 9/30/1997          22091.52             19772.43           19699.37         18616.94
10/31/1997          21474.23             19226.13           19121.31         18302.73
11/30/1997          22423.70             19875.07           19755.23         19156.98
12/31/1997          23078.28             20358.36           20211.04         19729.38
 1/31/1998          22751.71             20289.29           20202.12         19406.44
 2/28/1998          24283.39             21374.27           21293.24         20143.14
 3/31/1998          25768.66             22400.94           22257.31         21113.00
 4/30/1998          25940.99             22385.46           22245.46         20746.53
 5/31/1998          25556.37             22081.83           21971.43         20746.53
 6/30/1998          25883.88             22267.75           22150.08         20950.98
 7/31/1998          25427.07             21705.40           21579.66         20190.62
 8/31/1998          21643.09             19185.32           18976.90         18176.70
 9/30/1998          22885.33             20241.00           19952.60         19263.24
10/31/1998          24658.04             21429.05           21132.62         19695.63
11/30/1998          25806.84             22326.49           22027.14         20668.53
12/31/1998          26685.19             22880.62           22591.44         21326.96
 1/31/1999          26898.29             22730.69           22562.30         21479.53
 2/28/1999          26518.63             22233.45           22144.33         20738.48
 3/31/1999          27067.42             22684.92           22611.65         21282.39
 4/30/1999          29595.51             24335.19           24217.55         22849.53
 5/31/1999          29270.21             24128.17           23878.67         22772.82
 6/30/1999          30120.02             24878.50           24631.42         23642.77
 7/31/1999          29238.21             24259.27           24009.41         22826.36
 8/31/1999          28153.05             23667.83           23449.04         22362.99
 9/30/1999          27169.22             22855.89           22619.10         21791.05
10/31/1999          28733.01             23754.99           23380.82         22517.80
11/30/1999          28508.29             23581.25           23249.78         21964.08
12/31/1999          28645.94             23805.82           23537.46         21851.60
 1/31/2000          27711.42             23029.29           22644.88         21226.57
 2/29/2000          25652.59             21711.73           21370.03         19572.07
 3/31/2000          28782.53             23758.79           23347.23         22049.14
 4/30/2000          28447.59             23663.42           23170.16         21975.03
 5/31/2000          28747.51             24046.96           23520.46         22691.47
 6/30/2000          27433.67             23465.77           23014.31         21972.61
 7/31/2000          27777.23             23596.62           23147.65         21947.72
 8/31/2000          29322.80             24931.80           24505.23         23117.93
 9/30/2000          29591.31             24952.98           24450.80         22964.45
10/31/2000          30318.18             25458.18           24965.01         23480.80
11/30/2000          29192.81             24610.81           24087.48         22977.36
12/31/2000          30655.37             25799.48           25294.13         24216.59
 1/31/2001          30773.28             25910.14           25503.26         24203.59
 2/28/2001          29917.54             25179.39           24652.52         23618.65
 3/31/2001          28860.35             24368.04           23750.68         23256.97
 4/30/2001          30275.71             25603.68           24984.36         24381.89
 5/31/2001          30955.81             26046.86           25418.16         24865.86
 6/30/2001          30269.25             25421.09           24787.04         23924.71
 7/31/2001          30204.91             25451.96           24760.09         24266.87
 8/31/2001          28995.03             24654.66           23942.81         23556.23
 9/30/2001          26954.33             23120.02           22293.41         21942.26
10/31/2001          26722.35             23119.06           22407.81         21677.25
11/30/2001          28275.88             24254.98           23564.29         22604.76
12/31/2001          28941.86             24668.87           23978.36         23205.00
 1/31/2002          28718.86             24447.66           23743.09         22984.39
 2/28/2002          28764.97             24546.66           23778.02         23067.12
 3/31/2002          30125.85             25474.83           24679.12         24060.71
 4/30/2002          29092.66             24678.03           23838.12         23242.98
 5/31/2002          29238.51             24688.69           23858.61         23423.15
 6/30/2002          27559.72             23202.33           22361.61         21978.94
 7/31/2002          24997.80             21347.27           20565.79         19904.93
 8/31/2002          25186.54             21500.78           20717.80         19807.50
 9/30/2002          22386.09             19321.17           18561.52         17555.43
10/31/2002          24044.59             20420.77           19686.24         18324.79
11/30/2002          25559.34             21574.21           20815.61         19429.87
12/31/2002          24449.16             20811.86           20037.88         18795.80
 1/31/2003          23857.28             20254.46           19480.23         18233.60
 2/28/2003          23221.26             19781.00           18998.90         17808.15
 3/31/2003          23259.81             19802.30           19026.15         17737.61
 4/30/2003          25307.23             21323.76           20483.45         18914.01
 5/31/2003          26940.82             22619.23           21713.38         20044.57
 6/30/2003          27277.69             22882.30           21940.37         20236.30
 7/31/2003          27683.85             23156.81           22185.16         20159.59

                                   [END CHART]

                 DATA FROM 7/31/93 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                 o The Russell 1000(R) Value Index, which measures the performance of companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures stock performance of the 1,000 largest companies in the Russell 3000(R) Index.

                 o The Lipper Equity Income Funds Average, an average performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

ROBERT SOUCY

   Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2003, the USAA Income Stock Fund had a total return of 1.28%. This compares to a return of 7.87% for the Lipper Equity Income Fund Index and 10.75% for the Russell 1000 Value Index.

                 On June 25, 2003, the Fund's Board of Directors approved proposals to terminate the Fund's existing subadvisory agreements and enter into a new subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), an investment firm headquartered in Boston, Mass. GMO assumed management responsibilities on July 12, 2003.

                 This change was made due in part to the Fund's lack of progress in relative performance under the previous two subadvisers. In GMO, we are confident that we have found a subadviser with the potential to deliver the high level of performance you expect from USAA. GMO, which currently manages more than $33 billion in client assets, carefully manages risk by emphasizing research and consistent, disciplined decision-making. The firm has demonstrated solid performance in the recent challenging market environment to go along with its historically strong performance in standard growth and value markets. We've asked GMO's management team to answer several critical questions about its specific management practices with respect to your Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WOULD YOU DESCRIBE GMO'S MANAGEMENT PHILOSOPHY AS IT RELATES TO THE FUND?

                 The backbone of our philosophy is our belief that equities are ultimately driven by rational valuation, but investor sentiment can also cause prices and valuations to be out of alignment. Therefore, we believe a blending of value and momentum stocks in a single portfolio offers the best opportunity to outperform. While this blend has demonstrated good ability to add value on a long-term basis, it is often negatively correlated. Hence, in years when one technique does poorly, the other typically outperforms, providing a first line of risk management for the Fund. Our philosophy has been very successful due in large part to the disciplined and repeatable manner in which we implement the process. The Fund uses fundamental investment principles and concepts to provide broad exposure to the large-cap value sector of the U.S. equity market.

WHAT FACTORS WILL GMO CONSIDER IN SELECTING STOCKS FOR THE FUND?

                 We select stocks from our 1,000-stock universe that have a low price to intrinsic value. To quantify fair value, we assume every company's profitability regresses to a mean. Next, for each company we use a regression rate that assumes different types of companies experience different rates of regression to average profitability. So, highly profitable, stable companies experience a slower decline in their return on equity. Consequently, if their current price is below their fair value, we will seek to own these companies in the Fund.

                 Also, generally 30% of our selections in the Fund are made on the basis of being "cheap." To capture this, we look to the price/earnings ratio and normalize earnings to dampen volatility of earnings over time.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We seek to identify value companies that exhibit positive market sentiment. Because strong long-term price performance is often indicative of improving company fundamentals, generally 20% of the selections in the Fund are value stocks with good price performance.

SINCE GMO ASSUMED MANAGEMENT DUTIES, WHAT HAS BEEN THE BIGGEST IMPACT OF THE MANAGEMENT CHANGE IN TERMS OF THE FUND'S SECTOR POSITIONING?

                 Given our investment philosophy and stock selection tools, weighting in financials and integrated oil companies were reduced, while exposure to the health care, utilities, and consumer discretionary sectors was increased. At the time of monthly rebalancing, sector weights should be limited to +/- 8% relative to the Russell 1000 Value Index, and individual position sizes should not exceed 5% of the Fund at the time of purchase. In addition, exposure to market capitalization groups within the benchmark and style sectors--including growth, quality, and cyclical exposures--are monitored daily using our internally developed portfolio analytic tools.

                 On behalf of everyone at USAA and GMO, we thank you for your investment in the Fund and look forward to helping you pursue your financial goals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                             TOP 10 EQUITY HOLDINGS
                                (% of Net Assets)
-----------------------------------------------------------------------

Merck & Co., Inc.                                                  3.2%

Pfizer, Inc.                                                       3.1%

Fannie Mae                                                         3.0%

Altria Group, Inc.                                                 2.5%

General Motors Corp.                                               2.4%

Citigroup, Inc.                                                    2.2%

Bank of America Corp.                                              2.0%

ConocoPhillips                                                     1.9%

AT&T Corp.                                                         1.6%

SBC Communications, Inc.                                           1.6%

                               TOP 10 INDUSTRIES*
                               (% of Net Assets)
-----------------------------------------------------------------------

Pharmaceuticals                                                    8.9%

Thrifts & Mortgage Finance                                         7.1%

Integrated Telecommunication Services                              6.7%

Electric Utilities                                                 5.4%

Diversified Banks                                                  5.1%

Regional Banks                                                     3.8%

Integrated Oil & Gas                                               3.7%

Other Diversified Financial Services                               3.6%

Tobacco                                                            3.5%

Automobile Manufacturers                                           3.2%

* EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-25.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME STOCK FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                 100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA INCOME STOCK FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Income Stock Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Income Stock Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

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
                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              STOCKS (96.8%)

              ADVERTISING (0.1%)
  102,900     Catalina Marketing Corp.*                              $    1,732
                                                                     ----------

              AEROSPACE & DEFENSE (2.2%)
  315,700     Boeing Co.                                                 10,456
  241,900     Goodrich Corp.                                              5,564
  371,800     Honeywell International, Inc.                              10,514
   25,200     Northrop Grumman Corp.                                      2,324
  137,200     Precision Castparts Corp.                                   4,425
                                                                     ----------
                                                                         33,283
                                                                     ----------
              AIRLINES (0.8%)
  487,400     AMR Corp.*                                                  4,557
  220,600     Continental Airlines, Inc.*                                 3,227
  296,600     Delta Air Lines, Inc.                                       3,530
  161,200     Northwest Airlines Corp.*                                   1,467
                                                                     ----------
                                                                         12,781
                                                                     ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.5%)
  197,400     Jones Apparel Group, Inc.*                                  5,715
   42,500     V F Corp.                                                   1,620
                                                                     ----------
                                                                          7,335
                                                                     ----------
              APPAREL RETAIL (0.2%)
  131,200     American Eagle Outfitters, Inc.*                            2,907
                                                                     ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
  125,000     Allied Capital Corp.(c)                                     2,944
   43,000     American Capital Strategies Ltd.                            1,209
    6,500     Bank of New York, Inc.                                        196
   35,900     Nuveen Investments "A"                                        998
                                                                     ----------
                                                                          5,347
                                                                     ----------
              AUTO PARTS & EQUIPMENT (0.9%)
  169,500     ArvinMeritor, Inc.                                          3,093
  204,600     Dana Corp.                                                  3,151
   66,500     Johnson Controls, Inc.                                      6,425
  196,500     Visteon Corp.                                               1,244
                                                                     ----------
                                                                         13,913
                                                                     ----------

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                   (continued)

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
                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (3.2%)
  977,700     Ford Motor Co.                                         $   10,814
  992,100     General Motors Corp.                                       37,134
                                                                     ----------
                                                                         47,948
                                                                     ----------
              BROADCASTING & CABLE TV (1.5%)
   56,300     Cablevision Systems Corp."A"*                               1,199
  107,200     Clear Channel Communications, Inc.*                         4,390
  227,700     Comcast Corp. "A"*                                          6,672
  123,500     Cox Communications, Inc."A"*                                3,926
  533,000     Liberty Media Corp. "A"*                                    5,911
                                                                     ----------
                                                                         22,098
                                                                     ----------
              BUILDING PRODUCTS (0.1%)
   48,500     York International Corp.                                    1,422
                                                                     ----------
              CASINOS & GAMING (0.2%)
   73,000     GTECH Holdings Corp.                                        2,816
                                                                     ----------
              COMMERCIAL PRINTING (0.2%)
  105,500     R.R. Donnelley & Sons Co.                                   2,792
                                                                     ----------
              COMMUNICATIONS EQUIPMENT (1.3%)
  233,900     Adaptec, Inc.*                                              1,583
  131,500     Comverse Technology, Inc.*                                  1,940
1,236,600     Corning, Inc.*                                             10,066
  105,700     Foundry Networks, Inc.*                                     1,907
  622,100     Tellabs, Inc.*                                              4,187
                                                                     ----------
                                                                         19,683
                                                                     ----------
              COMPUTER HARDWARE (2.1%)
  725,900     Hewlett-Packard Co.                                        15,367
  197,100     IBM Corp.                                                  16,015
                                                                     ----------
                                                                         31,382
                                                                     ----------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
  254,900     EMC Corp.*                                                  2,712
                                                                     ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   75,100     Cummins, Inc.                                               3,479
                                                                     ----------

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.3%)
  145,300     Lafarge North America, Inc.                            $    4,868
                                                                     ----------
              CONSUMER FINANCE (0.8%)
   88,700     Capital One Financial Corp.                                 4,250
  115,300     MBNA Corp.                                                  2,570
  553,200     Providian Financial Corp.*                                  5,338
                                                                     ----------
                                                                         12,158
                                                                     ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
  272,100     Ceridian Corp.*                                             5,074
   80,000     CheckFree Corp.*                                            2,153
  293,400     Electronic Data Systems Corp.                               6,534
                                                                     ----------
                                                                         13,761
                                                                     ----------
              DEPARTMENT STORES (2.1%)
  110,600     Dillard's, Inc. "A"                                         1,667
   96,500     Federated Department Stores, Inc.                           3,861
  122,100     J.C. Penney Co., Inc.                                       2,269
  185,500     May Department Stores Co.                                   4,584
   69,200     Neiman Marcus Group "A"*                                    2,719
  404,600     Sears, Roebuck & Co.                                       16,467
                                                                     ----------
                                                                         31,567
                                                                     ----------
              DIVERSIFIED BANKS (5.1%)
  361,400     Bank of America Corp.                                      29,841
  174,000     Comerica, Inc.                                              8,435
  530,300     FleetBoston Financial Corp.                                16,487
   56,400     U.S. Bancorp                                                1,383
  189,300     Wachovia Corp.                                              8,270
  248,300     Wells Fargo & Co.                                          12,547
                                                                     ----------
                                                                         76,963
                                                                     ----------
              DIVERSIFIED CAPITAL MARKETS (1.2%)
  509,500     J. P. Morgan Chase & Co.                                   17,858
                                                                     ----------
              DIVERSIFIED CHEMICALS (0.4%)
   35,800     Dow Chemical Co.                                            1,264
   91,800     FMC Corp.*                                                  2,194
  205,200     Hercules, Inc.*                                             2,343
                                                                     ----------
                                                                          5,801
                                                                     ----------

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (1.3%)
1,078,700     Cendant Corp.*                                         $   19,363
                                                                     ----------
              DIVERSIFIED METALS & MINING (0.1%)
   47,300     Arch Coal, Inc.                                               972
   41,500     Peabody Energy Corp.                                        1,274
                                                                     ----------
                                                                          2,246
                                                                     ----------
              ELECTRIC UTILITIES (5.4%)
  292,700     Allegheny Energy, Inc.                                      2,421
   77,900     Alliant Energy Corp.                                        1,582
   28,500     Ameren Corp.                                                1,190
  215,200     American Electric Power Co., Inc.                           6,038
  641,000     CenterPoint Energy, Inc.                                    5,173
  201,000     CMS Energy Corp.                                            1,306
   98,300     Consolidated Edison, Inc.                                   3,903
   79,000     Constellation Energy Group, Inc.                            2,639
  136,400     DQE, Inc.                                                   1,953
   33,500     DTE Energy Co.                                              1,196
  182,600     Edison International*                                       2,996
   60,000     Exelon Corp.                                                3,448
   55,700     FPL Group, Inc.                                             3,435
   99,000     Great Plains Energy, Inc.                                   2,824
   62,600     Idacorp, Inc.                                               1,700
  153,700     OGE Energy Corp.                                            3,062
  380,400     PG&E Corp.*                                                 8,160
   62,900     Pinnacle West Capital Corp.                                 2,159
   35,400     PNM Resources, Inc.                                           945
  137,600     PPL Corp.                                                   5,448
  162,300     Public Service Enterprise Group, Inc.                       6,614
  121,300     Puget Energy, Inc.                                          2,653
   93,100     Southern Co.                                                2,648
  274,500     Teco Energy, Inc.                                           3,404
  108,400     TXU Corp.                                                   2,186
  229,500     XCEL Energy, Inc.                                           3,323
                                                                     ----------
                                                                         82,406
                                                                     ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
  160,600     Rockwell Automation, Inc.                                   4,150
   72,800     Thomas & Betts Corp.*                                       1,111
                                                                     ----------
                                                                          5,261
                                                                     ----------

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
                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
  220,800     Kemet Corp.*                                           $    2,396
  606,300     Sanmina-SCI Corp.*                                          4,814
                                                                     ----------
                                                                          7,210
                                                                     ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
  127,400     IMC Global, Inc.                                              931
                                                                     ----------
              FOOD RETAIL (0.9%)
  159,400     Albertson's, Inc.                                           3,006
  499,400     Safeway, Inc.*                                             10,662
                                                                     ----------
                                                                         13,668
                                                                     ----------
              GAS UTILITIES (0.6%)
   29,500     Kinder Morgan, Inc.                                         1,578
   36,000     NICOR, Inc.                                                 1,306
  153,000     Sempra Energy                                               4,258
   70,900     UGI Corp.                                                   2,239
                                                                     ----------
                                                                          9,381
                                                                     ----------
              GENERAL MERCHANDISE STORES (0.1%)
   56,400     Dollar Tree Stores, Inc.*                                   2,069
                                                                     ----------
              HEALTH CARE EQUIPMENT (0.1%)
   44,300     Steris Corp.*                                               1,018
                                                                     ----------
              HEALTH CARE SERVICES (0.1%)
   57,700     Lincare Holdings, Inc.*                                     2,100
                                                                     ----------
              HOMEBUILDING (2.5%)
   93,700     Centex Corp.                                                6,800
  288,900     D.R. Horton, Inc.                                           8,132
   75,600     KB Home                                                     4,279
  104,400     Lennar Corp. "A"                                            6,806
   34,100     M.D.C. Holdings, Inc.                                       1,697
   99,900     Pulte Homes, Inc.                                           6,106
  151,500     Toll Brothers, Inc.*                                        4,015
                                                                     ----------
                                                                         37,835
                                                                     ----------

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              HOUSEHOLD APPLIANCES (0.2%)
   36,100     Snap On, Inc.                                          $    1,022
   33,500     Whirlpool Corp.                                             2,170
                                                                     ----------
                                                                          3,192
                                                                     ----------
              INDUSTRIAL CONGLOMERATES (0.3%)
   90,800     Textron, Inc.                                               3,943
                                                                     ----------
              INTEGRATED OIL & GAS (3.7%)
   63,400     Amerada Hess Corp.                                          2,978
  561,800     ConocoPhillips                                             29,404
  277,200     Exxon Mobil Corp.                                           9,863
  429,100     Marathon Oil Corp.                                         11,045
  105,500     Occidental Petroleum Corp.                                  3,449
                                                                     ----------
                                                                         56,739
                                                                     ----------
              INTEGRATED TELECOMMUNICATION SERVICES (6.7%)
   61,000     Alltel Corp.                                                2,854
1,146,500     AT&T Corp.                                                 24,375
  520,500     BellSouth Corp.                                            13,257
  124,500     Citizens Communications Co.*                                1,475
1,058,500     SBC Communications, Inc.                                   24,727
1,536,200     Sprint Corp. - FON Group                                   21,691
  383,800     Verizon Communications, Inc.                               13,379
                                                                     ----------
                                                                        101,758
                                                                     ----------
              INTERNET SOFTWARE & SERVICES (0.1%)
  161,900     VeriSign, Inc.*                                             2,161
                                                                     ----------
              INVESTMENT BANKING & BROKERAGE (1.9%)
   36,700     A.G. Edwards, Inc.                                          1,358
  148,200     Ameritrade Holding Corp.*                                   1,423
  125,200     Bear Stearns Companies, Inc.                                8,388
   47,100     Lehman Brothers Holdings, Inc.                              2,980
  295,600     Morgan Stanley                                             14,023
                                                                     ----------
                                                                         28,172
                                                                     ----------
              LEISURE PRODUCTS (0.4%)
  120,400     Brunswick Corp.                                             3,245
  215,800     Callaway Golf Co.                                           3,336
                                                                     ----------
                                                                          6,581
                                                                     ----------

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (2.0%)
   55,000     AFLAC Inc.                                             $    1,764
   55,600     AmerUs Group Co.                                            1,703
  126,600     Lincoln National Corp.                                      4,727
   77,900     Nationwide Financial Services, Inc. "A"                     2,411
  120,900     Protective Life Corp.                                       3,523
  165,200     Torchmark, Inc.                                             6,714
  663,400     UnumProvident Corp.                                         9,009
                                                                     ----------
                                                                         29,851
                                                                     ----------
              MANAGED HEALTH CARE (1.0%)
   43,400     Aetna, Inc.                                                 2,674
  185,000     CIGNA Corp.                                                 8,654
  101,100     Health Net, Inc.*                                           3,472
                                                                     ----------
                                                                         14,800
                                                                     ----------
              METAL & GLASS CONTAINERS (0.2%)
  277,000     Owens-Illinois, Inc.*                                       3,166
                                                                     ----------
              MOVIES & ENTERTAINMENT (1.6%)
1,103,700     AOL Time Warner, Inc.*                                     17,030
  129,100     Fox Entertainment Group, Inc. "A"*                          3,908
   65,800     Viacom, Inc. "B"*                                           2,864
                                                                     ----------
                                                                         23,802
                                                                     ----------
              MULTI-LINE INSURANCE (1.4%)
  188,900     Allmerica Financial Corp.*                                  4,220
   48,100     American Financial Group, Inc.                              1,102
   63,100     Hartford Financial Services Group                           3,293
  288,300     Loews Corp.                                                13,262
                                                                     ----------
                                                                         21,877
                                                                     ----------
              MULTI-UTILITIES & UNREGULATED POWER (1.8%)
  739,100     AES Corp.*                                                  4,649
  699,200     Calpine Corp.*                                              3,992
  206,200     Duke Energy Corp.                                           3,619
  701,400     El Paso Corp.                                               4,938
   35,300     Energen Corp.                                               1,225
   30,700     Equitable Resources, Inc.                                   1,186
   81,200     Oneok, Inc.                                                 1,694
   81,200     Questar Corp.                                               2,594

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
  593,900     Reliant Resources, Inc.*                               $    2,946
   46,000     Weststar Energy, Inc.                                         773
                                                                     ----------
                                                                         27,616
                                                                     ----------
              OFFICE ELECTRONICS (0.8%)
  107,200     IKON Office Solutions, Inc.                                   770
  396,900     Xerox Corp.*                                                4,286
   60,000     Xerox Corp. (preferred)                                     6,456
                                                                     ----------
                                                                         11,512
                                                                     ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
  162,500     Steelcase, Inc.                                             1,926
                                                                     ----------

              OIL & GAS EQUIPMENT & SERVICES (0.3%)
  231,600     Halliburton Co.                                             5,135
                                                                     ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   44,500     Apache Corp.                                                2,757
   91,000     Burlington Resources, Inc.                                  4,202
  269,500     Chesapeake Energy Corp.                                     2,579
   27,800     Devon Energy Corp.                                          1,317
   27,900     Pogo Producing Co.                                          1,180
   35,800     Westport Resources Corp.*                                     743
  113,100     XTO Energy, Inc.                                            2,183
                                                                     ----------
                                                                         14,961
                                                                     ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION
               (0.6%)
  196,000     Ashland, Inc.                                               6,427
   90,000     Valero Energy Corp.                                         3,276
                                                                     ----------
                                                                          9,703
                                                                     ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
  753,800     Citigroup, Inc.                                            33,770
  440,700     Freddie Mac                                                21,528
                                                                     ----------
                                                                         55,298
                                                                     ----------
              PACKAGED FOODS & MEAT (0.3%)
   30,000     General Mills, Inc.                                         1,376
   38,100     Lancaster Colony Corp.                                      1,528
  211,400     Tyson Foods, Inc. "A"                                       2,395
                                                                     ----------
                                                                          5,299
                                                                     ----------

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                   (continued)

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              PHARMACEUTICALS (8.9%)
  839,900     Bristol-Myers Squibb Co.                               $   22,006
  877,700     Merck & Co., Inc.                                          48,519
1,391,100     Pfizer, Inc.                                               46,407
1,027,400     Schering-Plough Corp.                                      17,445
   38,300     Watson Pharmaceuticals, Inc.*                               1,530
                                                                     ----------
                                                                        135,907
                                                                     ----------
              PHOTOGRAPHIC PRODUCTS (0.9%)
  493,400     Eastman Kodak Co.                                          13,633
                                                                     ----------
              PROPERTY & CASUALTY INSURANCE (2.2%)
   26,700     21st Century Insurance Group                                  424
  232,900     Allstate Corp.                                              8,857
   61,700     Commerce Group, Inc.                                        2,348
  276,700     Fidelity National Financial, Inc.                           7,938
  174,300     First American Corp.                                        4,211
  183,600     Old Republic International Corp.                            6,338
   45,300     Safeco Corp.                                                1,686
  104,500     Travelers Property Casualty Corp. "A"                       1,693
                                                                     ----------
                                                                         33,495
                                                                     ----------
              PUBLISHING (0.3%)
   80,200     Reader's Digest Association, Inc.                           1,041
   34,600     Tribune Co.                                                 1,634
    3,100     Washington Post Co. "B"                                     2,095
                                                                     ----------
                                                                          4,770
                                                                     ----------
              RAILROADS (0.4%)
  223,600     Burlington Northern Santa Fe Corp.                          6,162
                                                                     ----------
              REAL ESTATE INVESTMENT TRUSTS (1.3%)
   38,100     AMB Property Corp.                                          1,070
  301,600     Annaly Mortgage Management, Inc.                            5,776
   30,400     Duke Realty Corp.                                             876
   25,400     General Growth Properties, Inc.                             1,732
   42,100     Kimco Realty Corp.                                          1,723
   86,000     ProLogis Trust                                              2,369
   26,500     Regency Centers Corp.                                         964
   62,500     Simon Property Group, Inc.                                  2,647

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                   (continued)

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
   73,100     United Dominion Realty Trust, Inc.                     $    1,318
   28,900     Weingarten Realty Investors, Inc.                           1,253
                                                                     ----------
                                                                         19,728
                                                                     ----------
              REGIONAL BANKS (3.8%)
   53,000     BancorpSouth, Inc.                                          1,124
   52,200     Bank Hawaii Corp.                                           1,758
   84,500     Charter One Financial, Inc.                                 2,748
   56,500     Citizens Banking Corp.                                      1,463
  128,200     Colonial Bancgroup, Inc.                                    1,911
   20,200     First Tennessee National Corp.                                867
   69,900     Firstmerit Corp.                                            1,668
   84,500     Greater Bay Bancorp                                         1,655
   15,300     Hudson United Bancorp                                         559
   60,600     Huntington Bancshares, Inc.                                 1,239
  314,600     KeyCorp                                                     8,466
   25,000     M&T Bank Corp.                                              2,214
  227,600     National City Corp.                                         7,499
   55,800     Pacific Capital Bancorp                                     1,858
  183,600     PNC Financial Services Group, Inc.                          8,987
   99,600     Provident Financial Group, Inc.                             2,633
  110,100     Regions Financial Corp.                                     3,975
   52,600     Silicon Valley Bancshares*                                  1,296
   79,200     SouthTrust Corp.                                            2,270
   32,900     SunTrust Banks, Inc.                                        2,004
   44,700     Texas Regional Bancshares, Inc. "A"                         1,474
    6,800     Trustmark Corp.                                               184
                                                                     ----------
                                                                         57,852
                                                                     ----------
              RESTAURANTS (0.1%)
   55,900     Applebee's International, Inc.                              1,783
                                                                     ----------
              SEMICONDUCTORS (0.1%)
  100,200     Cree, Inc.*                                                 1,339
                                                                     ----------
              SOFT DRINKS (0.2%)
  211,700     PepsiAmericas, Inc.                                         2,841
                                                                     ----------
              SPECIALIZED FINANCE (0.1%)
   93,800     GATX Corp.                                                  2,056
                                                                     ----------

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                   (continued)

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JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES     SECURITY                                                    (000)
-------------------------------------------------------------------------------
              SPECIALTY STORES (0.2%)
   89,700     Blockbuster, Inc. "A"                                  $    1,600
  120,700     Toys 'R' Us, Inc.*                                          1,346
                                                                     ----------
                                                                          2,946
                                                                     ----------
              STEEL (0.5%)
  181,300     Allegheny Technologies, Inc.                                1,369
  391,700     United States Steel Corp.                                   6,173
                                                                     ----------
                                                                          7,542
                                                                     ----------
              SYSTEMS SOFTWARE (1.7%)
  145,600     BMC Software, Inc.*                                         2,053
  532,500     Computer Associates International, Inc.                    13,552
  918,500     Oracle Corp.*                                              11,022
                                                                     ----------
                                                                         26,627
                                                                     ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
   75,100     Arrow Electronics, Inc.*                                    1,280
                                                                     ----------
              THRIFTS & MORTGAGE FINANCE (7.1%)
   94,000     Astoria Financial Corp.                                     2,645
  144,000     Countrywide Financial Corp.                                 9,621
   42,000     Downey Financial Corp.                                      1,740
  703,800     Fannie Mae                                                 45,071
   42,400     Flagstar Bancorp, Inc.                                        840
   38,800     Golden West Financial Corp.                                 3,205
   68,300     Greenpoint Financial Corp.                                  3,433
   72,600     Indymac Bancorp, Inc.                                       1,767
  163,700     MGIC Investment Corp.                                       9,085
   94,500     People's Bank                                               2,692
  189,300     PMI Group, Inc.                                             6,272
  145,700     Radian Group, Inc.                                          6,820
  109,200     Sovereign Bancorp, Inc.                                     1,959
   42,800     Washington Federal, Inc.                                    1,036
  294,300     Washington Mutual, Inc.                                    11,619
                                                                     ----------
                                                                        107,805
                                                                     ----------
              TIRES & RUBBER (0.2%)
   79,200     Cooper Tire & Rubber Co.                                    1,346
  338,300     The Goodyear Tire & Rubber Co.                              1,864
                                                                     ----------
                                                                          3,210
                                                                     ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------
              TOBACCO (3.5%)
   955,700    Altria Group, Inc.                                     $   38,237
   368,800    R.J. Reynolds Tobacco Holdings, Inc.                       13,100
    64,500    UST, Inc.                                                   2,145
                                                                     ----------
                                                                         53,482
                                                                     ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   571,600    AT&T Wireless Services, Inc.*                               4,876
                                                                     ----------
              Total stocks (cost: $1,443,415)                         1,472,920
                                                                     ----------

              MONEY MARKET INSTRUMENTS (3.1%)

              MONEY MARKET FUNDS (3.1%)
 2,804,519    AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 1.04% (a,b)                                    2,804
43,793,695    SSgA Prime Money Market Fund, 0.90% (a)                    43,794
                                                                     ----------
              Total money market instruments (cost: $46,598)             46,598
                                                                     ----------

              TOTAL INVESTMENTS (COST: $1,490,013)                   $1,519,518
                                                                     ==========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate represents the annualized seven-day yield at July 31, 2003.

          (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (c) The security or a portion thereof was out on loan as of July 31, 2003.

            * Non-income-producing security for the year ended July 31, 2003.
              As of July 31, 2003, 82.1% of the Fund's net assets were invested in dividend-paying stocks.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities
      on loan of $2,638) (identified cost of $1,490,013)                 $1,519,518
   Cash                                                                         268
   Cash denominated in foreign currencies (identified cost of $13)               12
   Receivables:
      Capital shares sold                                                       394
      Dividends and interest                                                  3,219
      Securities sold                                                         4,239
      Other                                                                      56
                                                                         ----------
         Total assets                                                     1,527,706
                                                                         ----------

LIABILITIES

   Payable upon return of securities loaned                                   2,806
   Securities purchased                                                       2,502
   Capital shares redeemed                                                      869
   USAA Investment Management Company                                           542
   USAA Transfer Agency Company                                                 181
   Accounts payable and accrued expenses                                         82
   Dividends payable on capital shares                                           23
                                                                         ----------
         Total liabilities                                                    7,005
                                                                         ----------
             Net assets applicable to capital shares outstanding         $1,520,701
                                                                         ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                       $1,608,992
   Accumulated undistributed net investment income                            2,489
   Accumulated net realized loss on investments                            (120,284)
   Net unrealized appreciation of investments                                29,505
   Net unrealized depreciation on foreign currency translations                  (1)
                                                                         ----------
             Net assets applicable to capital shares outstanding         $1,520,701
                                                                         ==========
   Capital shares outstanding                                               115,766
                                                                         ==========
   Authorized shares of $.01 par value                                      250,000
                                                                         ==========
   Net asset value, redemption price, and offering price per share       $    13.14
                                                                         ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $216)                         $ 41,568
      Interest                                                                       461
      Securities lending                                                             124
                                                                                --------
         Total income                                                             42,153
                                                                                --------

   Expenses:
      Management fees                                                              6,593
      Administrative and servicing fees                                            2,184
      Transfer agent's fees                                                        2,244
      Custodian's fees                                                               277
      Postage                                                                        173
      Shareholder reporting fees                                                     243
      Directors' fees                                                                  5
      Registration fees                                                               57
      Professional fees                                                               67
      Other                                                                           20
                                                                                --------
         Total expenses                                                           11,863
      Expenses paid indirectly                                                      (250)
                                                                                --------
         Net expenses                                                             11,613
                                                                                --------
            Net investment income                                                 30,540
                                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                               (114,196)
      Foreign currency transactions                                                   11
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                 96,321
      Foreign currency translations                                                   (1)
                                                                                --------
            Net realized and unrealized loss                                     (17,865)
                                                                                --------
Increase in net assets resulting from operations                                $ 12,675
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA INCOME STOCK FUND

YEARS ENDED JULY 31,

                                                                 2003             2002
                                                           ---------------------------
FROM OPERATIONS

   Net investment income                                   $   30,540       $   39,324
   Net realized gain (loss) on investments                   (114,196)         119,126
   Net realized gain on foreign currency transactions              11                -
   Change in net unrealized appreciation/depreciation of:
      Investments                                              96,321         (513,138)
      Foreign currency translations                                (1)               -
                                                           ---------------------------
      Increase (decrease) in net assets resulting
         from operations                                       12,675         (354,688)
                                                           ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                      (29,934)         (40,955)
                                                           ---------------------------
   Net realized gains                                        (109,136)         (59,485)
                                                           ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  149,464          165,526
   Shares issued for dividends reinvested                     127,965           92,335
   Cost of shares redeemed                                   (205,793)        (206,159)
                                                           ---------------------------
      Increase in net assets from capital
         share transactions                                    71,636           51,702
                                                           ---------------------------
Net decrease in net assets                                    (54,759)        (403,426)

NET ASSETS

   Beginning of period                                      1,575,460        1,978,886
                                                           ---------------------------
   End of period                                           $1,520,701       $1,575,460
                                                           ===========================

Accumulated undistributed net investment income:
   End of period                                           $    2,489       $    1,869
                                                           ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                 11,578            9,896
   Shares issued for dividends reinvested                      10,191            5,648
   Shares redeemed                                            (16,195)         (12,652)
                                                           ---------------------------
      Increase in shares outstanding                            5,574            2,892
                                                           ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund). The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date; interest income is recorded on the accrual basis. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

                    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                    Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                    commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $250,000.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

          United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $14,000. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                                      2003               2002
                                                --------------------------------
          Ordinary income*                        $ 29,931,000       $40,955,000

          Long-term realized capital gains         109,139,000        59,485,000


          * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          For the fiscal year ended July 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $13,943,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2003, which will be reported in conjunction with your 2003 Form 1099-DIV.

          As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


          Undistributed ordinary income                           $   2,489,000

          Accumulated capital and other losses                     (117,907,000)

          Unrealized appreciation of investments                     27,128,000

          Unrealized depreciation on foreign currency translations       (1,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $41,033,000 and capital loss carryovers of $76,873,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $2,000,149,000 and $2,029,145,000, respectively.

          At July 31, 2003, the cost of securities for federal income tax purposes was $1,492,390,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $76,987,000 and $49,859,000, respectively, resulting in net unrealized depreciation of $27,128,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S.-dollar-denominated securities held in the Fund's portfolio.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

          Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At July 31, 2003, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $2,638,000 and received cash collateral of $2,806,000 for the loans. Of this amount, $2,804,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

                 performance of the 30 largest mutual funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $6,593,000, which is net of a performance adjustment of $(686,000).

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

              B. SUBADVISORY ARRANGEMENT - Effective July 12, 2003, the Manager
                 has entered into an investment subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), under which GMO directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO a subadvisory fee. Prior to July 12, 2003, The Boston Company Asset Management, LLC and Westwood Management Corporation were the subadvisers of the Fund.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $2,184,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,244,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended July 31, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                              COST TO        NET REALIZED
          SELLER                             PURCHASER       PURCHASER      LOSS TO SELLER
          --------------------------------------------------------------------------------
          USAA Income Stock Fund          USAA Value Fund    $807,000          $(5,000)

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED JULY 31,
                                              ---------------------------------------------------------------------------
                                                    2003           2002               2001           2000            1999
                                              ---------------------------------------------------------------------------
Net asset value at beginning of period        $    14.30     $    18.44         $    17.63     $    20.69      $    19.65
                                              ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                             .27            .36                .48            .56             .60
   Net realized and
     unrealized gain (loss)                         (.17)         (3.57)              1.33          (1.38)           1.75
                                              ---------------------------------------------------------------------------
Total from investment operations                     .10          (3.21)              1.81           (.82)           2.35
                                              ---------------------------------------------------------------------------
Less distributions:
   From net investment income                       (.26)          (.37)              (.49)          (.58)           (.58)
   From realized capital gains                     (1.00)          (.56)              (.51)         (1.66)           (.73)
                                              ---------------------------------------------------------------------------
Total distributions                                (1.26)          (.93)             (1.00)         (2.24)          (1.31)
                                              ---------------------------------------------------------------------------
Net asset value at end of period              $    13.14     $    14.30         $    18.44     $    17.63      $    20.69
                                              ===========================================================================
Total return (%)*                                   1.28         (17.97)             10.57          (3.85)          13.05
Net assets at end of period (000)             $1,520,701     $1,575,460         $1,978,886     $1,882,665      $2,484,296
Ratio of expenses to
   average net assets (%)**                   $      .81(a)  $      .82(a)      $      .67(a)  $      .67      $      .65
Ratio of net investment income
   to average net assets (%)**                      2.10           2.14               2.57           2.97            3.06
Portfolio turnover (%)                            141.55          93.98              17.65          13.34           34.20

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the year ended July 31, 2003, average net assets were $1,456,849,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                    (.01%)            -                  -            N/A             N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
          70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS(2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS(2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN(3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D.(3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          Michael F. Reimherr(3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D.(3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER(2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2) MEMBER OF EXECUTIVE COMMITTEE

          (3) MEMBER OF AUDIT COMMITTEE

          (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAt of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                                                                              49

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                                                                              51

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

52

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

               DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

     INVESTMENT ADVISER,      USAA Investment Management Company
            UNDERWRITER,      P.O. Box 659453
         AND DISTRIBUTOR      San Antonio, Texas 78265-9825

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

     INDEPENDENT AUDITOR      Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              1-800-531-8448, in San Antonio 456-7202

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23421-0903                                 (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.